Commitments - Schedule of Future Commitment Under Binding Operating Lease Agreements (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Commitment Under Binding Operating Lease Agreements [Abstract]
2026	$ 112
Total	$ 112